Entity-Wide Information	12 Months Ended
Dec. 31, 2023
Entity Wide Information [Abstract]
Entity-Wide Information
Note 18 – Entity-Wide Information

Substantially all fixed assets are located in Israel and substantially all revenues are derived from sales to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars (in thousands)
China	149,510	141,959	147,651
Asia Pacific	67,773	63,455	45,571
Korea	47,425	43,256	31,709
United States	41,118	54,741	28,641
Europe	9,549	17,498	16,087

	315,375	320,909	269,659

	December 31,
	2023	2022
	%
Israel	66	95
Germany	31	-
Other	3	5

Total long-lived assets (*)	100	100

(*) Long-lived assets are comprised of property, plant and equipment, net, and intangible assets excluding goodwill